Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CORPORATE BONDS (36.3%)

	Airlines (0.9%)

1,614,492	Air Canada Pass Through Trust Series 2015-1, Class B*µ 3.875%, 09/15/24	$1,623,759

233,599	Air Canada Pass Through Trust Series 2015-2, Class B* 5.000%, 06/15/25	237,657

1,059,854	Alaska Airlines Pass Through Trust Series 2020-1, Class A* 4.800%, 02/15/29	1,155,876

721,684	Alaska Airlines Pass Through Trust Series 2020-1, Class B*µ 8.000%, 02/15/27	802,917

431,000	American Airlines Pass Through Trust Series 2021-1, Class B 3.950%, 01/11/32	421,393

	American Airlines, Inc. / AAdvantage Loyalty IP, Ltd.*

717,000	5.500%, 04/20/26	734,466

239,000	5.750%, 04/20/29	245,080

1,105,000	British Airways Pass Through Trust Series 2021-1, Class B* 3.900%, 03/15/33	1,097,210

818,635	JetBlue Pass Through Trust Series 2020-1, Class B 7.750%, 05/15/30	946,030

351,000	Spirit Loyalty Cayman, Ltd. / Spirit IP Cayman, Ltd.* 8.000%, 09/20/25	380,716

284,911	UAL Pass Through Trust Series 2007-1 6.636%, 01/02/24	289,666

807,090	United Airlines Pass Through Trust Series 2014-2, Class B 4.625%, 03/03/24	814,249

497,174	United Airlines Pass Through Trust Series 2019-2, Class B 3.500%, 11/01/29	482,796

		9,231,815

	Communication Services (4.2%)

1,100,000	Altice France SA/France* 5.500%, 10/15/29	1,043,240

480,000	APi Escrow Corp.* 4.750%, 10/15/29	470,760

1,490,000	Arrow Bidco, LLC*^ 9.500%, 03/15/24	1,514,093

717,000	Beasley Mezzanine Holdings, LLC* 8.625%, 02/01/26	712,375

356,000	Cincinnati Bell Telephone Company, LLC 6.300%, 12/01/28	367,296

1,465,000	Consolidated Communications, Inc.*^ 6.500%, 10/01/28	1,513,111

	CSC Holdings, LLC*

3,100,000	5.500%, 04/15/27	3,172,044

2,100,000	5.750%, 01/15/30	1,981,623

1,450,000	5.375%, 02/01/28^	1,456,525

1,350,000	4.625%, 12/01/30^	1,203,012

440,000	4.500%, 11/15/31	410,410

PRINCIPAL AMOUNT		VALUE

1,010,000	Cumulus Media New Holdings, Inc.*^ 6.750%, 07/01/26	$1,041,775

	Diamond Sports Group, LLC / Diamond Sports Finance Company*

750,000	6.625%, 08/15/27	198,285

540,000	5.375%, 08/15/26	250,695

1,080,000	DIRECTV Holdings, LLC / DIRECTV Financing Company, Inc.* 5.875%, 08/15/27	1,084,471

1,884,000	Embarq Corp. 7.995%, 06/01/36	1,941,952

	Entercom Media Corp.*^

683,000	6.500%, 05/01/27	649,683

478,000	6.750%, 03/31/29	449,817

411,000	Frontier California, Inc. 6.750%, 05/15/27	426,528

1,039,000	Frontier Florida, LLC^& 6.860%, 02/01/28	1,081,859

1,445,000	Frontier North, Inc. 6.730%, 02/15/28	1,497,844

1,001,000	Gannett Holdings, LLC* 6.000%, 11/01/26	1,020,840

	Go Daddy Operating Company, LLC / GD Finance Company, Inc.*

835,000	3.500%, 03/01/29	779,506

250,000	5.250%, 12/01/27	257,392

270,000	Hughes Satellite Systems Corp. 5.250%, 08/01/26	287,736

	Intelsat Jackson Holdings, SA@

731,000	9.750%, 07/15/25*	324,622

475,000	5.500%, 08/01/23	209,385

1,215,000	LCPR Senior Secured Financing DAC* 6.750%, 10/15/27	1,264,353

574,172	Ligado Networks, LLC* 15.500%, 11/01/23 15.500% PIK rate	429,148

	Lumen Technologies, Inc.

1,145,000	4.000%, 02/15/27*	1,102,589

60,000	7.600%, 09/15/39	60,193

478,000	Match Group Holdings II, LLC* 3.625%, 10/01/31	438,871

840,000	Midas OpCo Holdings, LLC* 5.625%, 08/15/29	827,400

	Netflix, Inc.

725,000	4.875%, 06/15/30*^	811,761

525,000	4.875%, 04/15/28	577,983

	Scripps Escrow II, Inc.*

477,000	3.875%, 01/15/29	455,788

239,000	5.375%, 01/15/31	236,684

1,755,000	Scripps Escrow, Inc.* 5.875%, 07/15/27	1,801,806

	Sirius XM Radio, Inc.*

1,250,000	5.500%, 07/01/29^	1,298,912

723,000	4.000%, 07/15/28	699,893

475,000	3.125%, 09/01/26	457,278

239,000	3.875%, 09/01/31	221,264

715,000	Spanish Broadcasting System, Inc.* 9.750%, 03/01/26	739,932

2,430,000	Sprint Corp. 7.125%, 06/15/24	2,650,717

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

755,000	Telecom Italia Capital, SA 6.000%, 09/30/34	$743,501

1,340,000	United States Cellular Corp. 6.700%, 12/15/33	1,492,130

		41,657,082

	Consumer Discretionary (6.2%)

1,004,000	American Axle & Manufacturing, Inc.^ 6.875%, 07/01/28	1,056,308

480,000	Asbury Automotive Group, Inc.* 4.625%, 11/15/29	473,698

	Ashton Woods USA, LLC / Ashton Woods Finance Company*

705,000	6.625%, 01/15/28	742,238

598,000	4.625%, 08/01/29	591,255

239,000	4.625%, 04/01/30	236,094

242,000	At Home Group, Inc.* 4.875%, 07/15/28	232,030

285,000	Avis Budget Car Rental, LLC / Avis Budget Finance, Inc.*^ 5.375%, 03/01/29	286,208

	Bath & Body Works, Inc.

1,264,000	6.694%, 01/15/27	1,425,527

718,000	6.875%, 11/01/35	826,540

	Caesars Entertainment, Inc.*

604,000	4.625%, 10/15/29	579,447

472,000	8.125%, 07/01/27	508,316

472,000	6.250%, 07/01/25	489,577

	Carnival Corp.*

488,000	10.500%, 02/01/26	549,000

239,000	7.625%, 03/01/26	244,138

1,130,000	Carriage Services, Inc.* 4.250%, 05/15/29	1,103,095

710,000	Carvana Company* 5.625%, 10/01/25	677,290

	CCO Holdings, LLC / CCO Holdings Capital Corp.*

3,130,000	5.125%, 05/01/27^	3,209,565

1,055,000	4.750%, 03/01/30	1,048,860

565,000	5.000%, 02/01/28	572,447

500,000	4.500%, 08/15/30	488,055

478,000	4.750%, 02/01/32	470,534

476,000	4.250%, 02/01/31	455,004

360,000	4.250%, 01/15/34	334,098

750,000	Cedar Fair, LP^ 5.250%, 07/15/29	752,572

	Century Communities, Inc.

1,250,000	6.750%, 06/01/27	1,303,800

240,000	3.875%, 08/15/29*	229,922

	Dana, Inc.

478,000	4.500%, 02/15/32	457,049

263,000	4.250%, 09/01/30	256,107

	DISH DBS Corp.

763,000	7.750%, 07/01/26^	786,989

720,000	5.250%, 12/01/26*	699,178

595,000	7.375%, 07/01/28^	576,579

1,365,000	Empire Resorts, Inc.* 7.750%, 11/01/26	1,384,929

1,058,000	Everi Holdings, Inc.* 5.000%, 07/15/29	1,053,937

	Ford Motor Credit Company, LLC

1,525,000	4.000%, 11/13/30	1,534,211

1,300,000	4.063%, 11/01/24	1,326,533

1,140,000	3.664%, 09/08/24	1,154,877

1,120,000	4.134%, 08/04/25	1,147,754

PRINCIPAL AMOUNT		VALUE

500,000	4.389%, 01/08/26	$517,975

	Gap, Inc.*

359,000	3.875%, 10/01/31^	333,820

48,000	3.625%, 10/01/29	44,685

	goeasy, Ltd.*

1,660,000	5.375%, 12/01/24	1,699,906

881,000	4.375%, 05/01/26^	878,286

478,000	Goodyear Tire & Rubber Company* 5.000%, 07/15/29	478,707

466,000	Group 1 Automotive, Inc.* 4.000%, 08/15/28	446,894

1,197,000	Guitar Center, Inc.*& 8.500%, 01/15/26	1,274,996

	International Game Technology, PLC*

1,260,000	6.250%, 01/15/27	1,372,631

301,000	5.250%, 01/15/29	308,320

200,000	4.125%, 04/15/26	200,616

	Liberty Interactive, LLC

965,000	8.250%, 02/01/30^	1,003,909

475,000	8.500%, 07/15/29	494,157

	Life Time, Inc.*

717,000	8.000%, 04/15/26^	733,534

480,000	5.750%, 01/15/26	482,851

616,000	Lindblad Expeditions, LLC* 6.750%, 02/15/27	623,663

	M/I Homes, Inc.

705,000	4.950%, 02/01/28	714,821

635,000	3.950%, 02/15/30^	619,246

1,003,000	Macy’s Retail Holdings, LLC* 6.700%, 07/15/34	1,132,166

	Mattel, Inc.*

1,250,000	5.875%, 12/15/27	1,329,300

120,000	3.750%, 04/01/29	120,095

1,130,000	Mclaren Finance, PLC* 7.500%, 08/01/26	1,159,380

1,219,000	Midwest Gaming Borrower, LLC / Midwest Gaming Finance Corp.* 4.875%, 05/01/29	1,191,987

1,062,000	Mohegan Gaming & Entertainment* 8.000%, 02/01/26	1,081,275

931,000	Newell Brands, Inc. 4.700%, 04/01/26	976,814

500,000	Nordstrom, Inc.^ 5.000%, 01/15/44	446,245

478,000	Papa John’s International, Inc.*^ 3.875%, 09/15/29	455,123

1,105,000	Penn National Gaming, Inc.*^ 4.125%, 07/01/29	1,039,540

1,340,000	Premier Entertainment Sub, LLC / Premier Entertainment Finance Corp.* 5.625%, 09/01/29	1,260,498

2,360,000	Rite Aid Corp.* 8.000%, 11/15/26	2,319,408

1,350,000	Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed* 4.625%, 03/01/29	1,301,022

598,000	Sonic Automotive, Inc.* 4.625%, 11/15/29	584,204

1,250,000	Speedway Motorsports, LLC / Speedway Funding II, Inc.* 4.875%, 11/01/27	1,263,925

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

750,000	Taylor Morrison Communities, Inc.* 5.750%, 01/15/28	$803,040

239,000	Thor Industries, Inc.*^ 4.000%, 10/15/29	228,771

238,000	Viking Cruises, Ltd.* 13.000%, 05/15/25	266,734

1,100,000	Vista Outdoor, Inc.* 4.500%, 03/15/29	1,067,792

1,000,000	VOC Escrow, Ltd.* 5.000%, 02/15/28	968,160

241,000	Williams Scotsman International, Inc.* 4.625%, 08/15/28	243,892

		60,732,149

	Consumer Staples (1.8%)

1,099,000	Central Garden & Pet Company* 4.125%, 04/30/31	1,051,996

1,332,000	Edgewell Personal Care Company* 4.125%, 04/01/29	1,308,530

1,331,000	Energizer Holdings, Inc.* 4.375%, 03/31/29	1,260,231

680,000	Fresh Market, Inc.* 9.750%, 05/01/23	696,816

1,275,000	JBS USA LUX, SA / JBS USA Finance, Inc.* 6.750%, 02/15/28	1,367,259

	JBS USA LUX, SA / JBS USA Food Company / JBS USA Finance, Inc.*

1,415,000	5.500%, 01/15/30	1,506,876

403,000	6.500%, 04/15/29^	438,670

	Kraft Heinz Foods Company

1,470,000	4.375%, 06/01/46	1,543,338

237,000	3.875%, 05/15/27	246,354

621,000	New Albertsons, LP 7.750%, 06/15/26	702,239

957,000	Performance Food Group, Inc.* 4.250%, 08/01/29	900,317

300,000	Petsmart, Inc. / PetSmart Finance Corp.* 4.750%, 02/15/28	300,225

1,450,000	Pilgrim’s Pride Corp.*^ 5.875%, 09/30/27	1,515,236

	Post Holdings, Inc.*

1,250,000	5.750%, 03/01/27	1,284,988

696,000	4.625%, 04/15/30^	671,341

240,000	5.500%, 12/15/29	246,986

909,000	Prestige Brands, Inc.* 3.750%, 04/01/31	827,426

1,050,000	United Natural Foods, Inc.*^ 6.750%, 10/15/28	1,115,006

1,020,000	Vector Group, Ltd.* 5.750%, 02/01/29	945,713

		17,929,547

	Energy (3.0%)

	Antero Resources Corp.*

296,000	7.625%, 02/01/29	322,735

239,000	5.375%, 03/01/30	247,052

	Apache Corp.

958,000	5.100%, 09/01/40	1,005,239

478,000	4.625%, 11/15/25	499,883

PRINCIPAL AMOUNT		VALUE

	Buckeye Partners, LP

750,000	3.950%, 12/01/26	$749,812

500,000	5.850%, 11/15/43	463,135

239,000	ChampionX Corp. 6.375%, 05/01/26	248,072

	Cheniere Energy Partners, LP

478,000	3.250%, 01/31/32*	450,037

232,000	4.000%, 03/01/31	231,991

477,000	Cheniere Energy, Inc. 4.625%, 10/15/28	484,618

480,000	Chesapeake Energy Corp.* 6.750%, 04/15/29	513,643

1,490,000	DCP Midstream Operating, LP*‡ 5.850%, 05/21/43 3 mo. USD LIBOR + 3.85%	1,425,483

12,570	Diamond Foreign Asset Company / Diamond Finance, LLC 9.000%, 04/22/27	12,629

502,000	DT Midstream, Inc.* 4.125%, 06/15/29	496,578

	Energy Transfer, LP‡

1,400,000	3.334%, 11/01/66 3 mo. USD LIBOR + 3.02%	1,127,210

700,000	6.500%, 02/01/34^ 5 year CMT + 5.69%	716,303

	EnLink Midstream Partners, LP

1,235,000	6.000%, 02/01/34‡ 3 mo. USD LIBOR + 4.11%	937,464

1,015,000	4.850%, 07/15/26	1,043,917

	EQT Corp.

550,000	7.500%, 02/01/30	655,215

385,000	6.625%, 02/01/25	415,415

235,000	5.000%, 01/15/29	249,297

978,000	Genesis Energy, LP / Genesis Energy Finance Corp.^ 6.250%, 05/15/26	944,621

250,000	Gulfport Energy Operating Corp.* 8.000%, 05/17/26	268,972

	Gulfport Energy Operating Corp.

940,000	6.375%, 05/15/25&	1

287,285	8.000%, 05/17/26	309,087

478,000	Howard Midstream Energy Partners, LLC* 6.750%, 01/15/27	491,351

	Laredo Petroleum, Inc.^

807,000	10.125%, 01/15/28	853,798

243,000	7.750%, 07/31/29*	234,996

1,060,000	Magnolia Oil & Gas Operating, LLC / Magnolia Oil & Gas Finance Corp.*^ 6.000%, 08/01/26	1,085,906

	Moss Creek Resources Holdings, Inc.*

500,000	10.500%, 05/15/27	490,480

455,000	7.500%, 01/15/26	416,857

478,000	Murphy Oil Corp.^ 6.375%, 07/15/28	495,127

	New Fortress Energy, Inc.*

952,000	6.750%, 09/15/25	902,496

478,000	6.500%, 09/30/26	448,636

240,000	Oasis Midstream Partners, LP / OMP Finance Corp.* 8.000%, 04/01/29	256,582

	Occidental Petroleum Corp.

3,402,000	4.300%, 08/15/39	3,224,824

494,000	5.875%, 09/01/25^	528,427

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

874,000	Par Petroleum, LLC / Par Petroleum Finance Corp.* 7.750%, 12/15/25	$888,360

750,000	Parkland Corp.*^ 5.875%, 07/15/27	773,580

960,000	Plains All American Pipeline, LP‡ 6.125%, 02/01/34 3 mo. USD LIBOR + 4.11%	812,429

1,100,000	Rockcliff Energy II, LLC* 5.500%, 10/15/29	1,109,295

239,000	Southwestern Energy Company 4.750%, 02/01/32	239,045

239,000	Sunoco, LP / Sunoco Finance Corp.* 4.500%, 04/30/30	236,232

	Venture Global Calcasieu Pass, LLC*

240,000	4.125%, 08/15/31	242,059

240,000	3.875%, 08/15/29	240,094

500,000	Viper Energy Partners, LP* 5.375%, 11/01/27	516,005

665,000	W&T Offshore, Inc.* 9.750%, 11/01/23	649,253

865,000	Weatherford International, Ltd.* 6.500%, 09/15/28	897,048

		29,851,289

	Financials (6.5%)

	Acrisure, LLC / Acrisure Finance, Inc.*

1,434,000	6.000%, 08/01/29	1,362,960

1,280,000	7.000%, 11/15/25^	1,278,336

960,000	Aethon United BR, LP / Aethon United Finance Corp.* 8.250%, 02/15/26	1,013,894

1,459,000	AG Issuer, LLC* 6.250%, 03/01/28	1,511,072

	Alliant Holdings Intermediate, LLC / Alliant Holdings Co-Issuer*

2,065,000	6.750%, 10/15/27	2,045,692

240,000	5.875%, 11/01/29	237,043

235,000	4.250%, 10/15/27	229,492

	Ally Financial, Inc.

1,287,000	4.700%, 02/01/34 7 year CMT + 3.48%‡	1,285,253

777,000	8.000%, 11/01/31	1,053,876

1,100,000	American Finance Trust, Inc. / American Finance Operating Partner, LP* 4.500%, 09/30/28	1,068,023

1,923,000	AmWINS Group, Inc.* 4.875%, 06/30/29	1,888,694

2,200,000	AssuredPartners, Inc.* 7.000%, 08/15/25	2,198,790

1,069,000	Aviation Capital Group, LLC*^ 3.500%, 11/01/27	1,072,357

1,916,000	BroadStreet Partners, Inc.* 5.875%, 04/15/29	1,828,611

	Brookfield Property REIT, Inc. / BPR Cumulus, LLC / BPR Nimbus, LLC / GGSI Sellco LLC*

1,920,000	4.500%, 04/01/27	1,819,450

1,180,000	5.750%, 05/15/26	1,183,611

	Credit Acceptance Corp.^

1,250,000	6.625%, 03/15/26	1,290,025

869,000	5.125%, 12/31/24*	880,054

PRINCIPAL AMOUNT		VALUE

297,000	Cushman & Wakefield US Borrower, LLC* 6.750%, 05/15/28	$313,902

1,005,000	Enact Holdings, Inc.* 6.500%, 08/15/25	1,066,546

1,398,000	Global Net Lease, Inc. / Global Net Lease Operating Partnership, LP*^ 3.750%, 12/15/27	1,346,568

1,563,000	Greystar Real Estate Partners, LLC* 5.750%, 12/01/25	1,590,743

	HUB International, Ltd.*

4,250,000	7.000%, 05/01/26	4,354,592

480,000	5.625%, 12/01/29	476,194

	Icahn Enterprises, LP / Icahn Enterprises Finance Corp.

1,180,000	5.250%, 05/15/27	1,190,148

718,000	4.375%, 02/01/29	683,507

1,825,000	ILFC E-Capital Trust II*‡ 3.620%, 12/21/65 3 mo. USD LIBOR + 1.80%	1,582,330

2,195,000	Iron Mountain, Inc.* 5.250%, 03/15/28	2,230,757

2,435,000	Jefferies Finance, LLC / JFIN Co- Issuer Corp.* 5.000%, 08/15/28	2,410,820

	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.*

1,874,000	5.250%, 10/01/25	1,885,450

478,000	4.750%, 06/15/29	468,387

1,359,000	LD Holdings Group, LLC* 6.125%, 04/01/28	1,212,473

	Level 3 Financing, Inc.

1,040,000	5.375%, 05/01/25	1,056,515

985,000	4.250%, 07/01/28*	941,453

479,000	3.875%, 11/15/29*	471,758

720,000	LPL Holdings, Inc.* 4.000%, 03/15/29	701,928

2,085,000	MetLife, Inc.^ 6.400%, 12/15/66	2,485,654

	Navient Corp.

2,113,000	5.000%, 03/15/27	2,054,005

1,100,000	4.875%, 03/15/28^	1,053,580

	OneMain Finance Corp.

660,000	3.875%, 09/15/28	616,915

504,000	7.125%, 03/15/26	554,975

476,000	Park Intermediate Holdings, LLC / PK Domestic Property, LLC / PK Finance Co-Issuer* 5.875%, 10/01/28	487,119

1,074,000	PHH Mortgage Corp.* 7.875%, 03/15/26	1,105,006

1,100,000	RHP Hotel Properties, LP / RHP Finance Corp.* 4.500%, 02/15/29	1,065,570

	RLJ Lodging Trust, LP*

717,000	3.750%, 07/01/26	697,964

482,000	4.000%, 09/15/29	454,608

	Rocket Mortgage, LLC / Rocket Mortgage Co-Issuer, Inc.*

450,000	3.875%, 03/01/31	422,626

445,000	3.625%, 03/01/29	417,205

220,000	2.875%, 10/15/26	209,810

943,000	StoneX Group, Inc.* 8.625%, 06/15/25	1,001,296

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	United Wholesale Mortgage, LLC*

1,123,000	5.500%, 04/15/29	$1,029,084

480,000	5.750%, 06/15/27	454,915

465,000	Uniti Group, LP / Uniti Group Finance, Inc. / CSL Capital, LLC* 6.500%, 02/15/29	440,443

800,000	VZ Secured Financing, BV* 5.000%, 01/15/32	771,704

	XHR, LP*

1,017,000	6.375%, 08/15/25	1,052,198

478,000	4.875%, 06/01/29	469,573

		64,075,554

	Health Care (3.4%)

477,000	Acadia Healthcare Company, Inc.* 5.000%, 04/15/29	472,330

	Bausch Health Americas, Inc.*

2,730,000	8.500%, 01/31/27	2,762,787

475,000	9.250%, 04/01/26	490,751

	Bausch Health Companies, Inc.*

1,340,000	5.250%, 02/15/31^	1,070,459

1,050,000	5.000%, 01/30/28	886,536

413,000	5.000%, 02/15/29	332,841

359,000	6.125%, 02/01/27	360,450

237,000	7.250%, 05/30/29	212,911

477,000	Centene Corp. 3.000%, 10/15/30	463,286

479,000	Charles River Laboratories International, Inc.* 3.750%, 03/15/29	462,590

120,000	CHS/Community Health Systems, Inc.* 5.250%, 05/15/30	119,548

	CHS/Community Health Systems, Inc.*

1,917,000	6.125%, 04/01/30^	1,831,521

1,100,000	8.000%, 03/15/26	1,148,235

538,000	6.875%, 04/15/29	534,137

	DaVita, Inc.*

1,447,000	4.625%, 06/01/30^	1,410,203

1,139,000	3.750%, 02/15/31	1,047,481

717,000	Embecta Corp.* 5.000%, 02/15/30	718,405

	Encompass Health Corp.

470,000	4.750%, 02/01/30	467,674

470,000	4.500%, 02/01/28	468,139

1,109,000	HCA, Inc. 7.500%, 11/06/33	1,532,117

300,000	Jazz Securities DAC* 4.375%, 01/15/29	297,168

1,650,000	Mallinckrodt International Finance, SA / Mallinckrodt CB, LLC* 5.625%, 10/15/23	883,163

	Mozart Debt Merger Sub, Inc.*

1,215,000	3.875%, 04/01/29	1,171,831

1,208,000	5.250%, 10/01/29	1,175,601

	Organon & Company / Organon Foreign Debt Co-Issuer, BV*

1,760,000	5.125%, 04/30/31	1,760,493

450,000	4.125%, 04/30/28	445,329

1,025,000	Team Health Holdings, Inc.*^ 6.375%, 02/01/25	924,171

	Tenet Healthcare Corp.

2,250,000	6.250%, 02/01/27*	2,307,825

1,315,000	6.875%, 11/15/31	1,433,403

1,250,000	4.875%, 01/01/26*	1,256,700

PRINCIPAL AMOUNT		VALUE

579,000	4.625%, 07/15/24	$581,617

359,000	4.375%, 01/15/30*	346,686

	Teva Pharmaceutical Finance Netherlands III, BV

2,050,000	6.000%, 04/15/24	2,092,845

800,000	4.750%, 05/09/27	776,688

450,000	7.125%, 01/31/25	469,782

440,000	3.150%, 10/01/26	404,694

		33,120,397

	Industrials (5.9%)

960,000	Abercrombie & Fitch Management Company* 8.750%, 07/15/25	1,022,419

1,100,000	ACCO Brands Corp.*^ 4.250%, 03/15/29	1,052,227

	Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons, LP / Albertsons, LLC*

1,183,000	4.875%, 02/15/30	1,206,518

1,175,000	4.625%, 01/15/27^	1,203,658

477,000	3.500%, 03/15/29^	451,605

	Allison Transmission, Inc.*

825,000	4.750%, 10/01/27	837,614

240,000	3.750%, 01/30/31	223,493

240,000	American Airlines Group, Inc.*^ 3.750%, 03/01/25	222,958

538,000	Arcosa, Inc.* 4.375%, 04/15/29	527,240

2,450,000	ARD Finance, SA* 6.500%, 06/30/27 7.250% PIK rate	2,485,255

480,000	At Home Group, Inc.*^ 7.125%, 07/15/29	450,346

500,000	Avolon Holdings Funding, Ltd.*µ 5.250%, 05/15/24	530,380

992,000	Beacon Roofing Supply, Inc.* 4.125%, 05/15/29	948,600

956,000	BWX Technologies, Inc.* 4.125%, 04/15/29	947,673

500,000	Cascades, Inc. / Cascades USA, Inc.* 5.375%, 01/15/28	510,690

239,000	Catalent Pharma Solutions, Inc.*^ 3.500%, 04/01/30	224,204

	Delta Air Lines, Inc.

239,000	7.375%, 01/15/26^	272,314

236,000	3.800%, 04/19/23	238,896

	Delta Air Lines, Inc. / SkyMiles IP, Ltd.*

239,000	4.750%, 10/20/28	255,419

119,000	4.500%, 10/20/25µ	123,478

478,000	Dun & Bradstreet Corp.* 5.000%, 12/15/29	477,159

717,000	Eco Material Technologies, Inc.* 7.875%, 01/31/27	728,271

958,000	Endure Digital, Inc.*^ 6.000%, 02/15/29	853,741

475,000	EnerSys* 4.375%, 12/15/27	483,455

1,100,000	Fly Leasing, Ltd.* 7.000%, 10/15/24	1,060,587

477,000	GFL Environmental, Inc.* 3.750%, 08/01/25	477,467

	Golden Nugget, Inc.*

725,000	6.750%, 10/15/24	725,312

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

505,000	8.750%, 10/01/25	$516,453

533,000	Graham Packaging Company, Inc.* 7.125%, 08/15/28	542,333

500,000	Granite US Holdings Corp.* 11.000%, 10/01/27	541,195

	Graphic Packaging International, LLC*

625,000	4.750%, 07/15/27	658,662

446,000	3.500%, 03/01/29	426,969

1,054,000	Great Lakes Dredge & Dock Corp.* 5.250%, 06/01/29	1,077,968

2,244,000	H&E Equipment Services, Inc.* 3.875%, 12/15/28	2,121,949

1,218,000	Hawaiian Brand Intellectual Property, Ltd. / HawaiianMiles Loyalty, Ltd.* 5.750%, 01/20/26	1,246,197

1,250,000	Herc Holdings, Inc.*^ 5.500%, 07/15/27	1,286,675

1,450,000	Howmet Aerospace, Inc. 5.125%, 10/01/24	1,517,874

1,120,000	IEA Energy Services, LLC* 6.625%, 08/15/29	1,095,797

1,250,000	JELD-WEN, Inc.* 4.625%, 12/15/25	1,245,800

449,000	KeHE Distributors, LLC / KeHE Finance Corp.* 8.625%, 10/15/26	478,585

1,091,000	Ken Garff Automotive, LLC* 4.875%, 09/15/28	1,057,332

474,000	MasTec, Inc.* 4.500%, 08/15/28	482,342

1,083,000	Meritor, Inc.* 4.500%, 12/15/28	1,056,185

588,000	Moog, Inc.* 4.250%, 12/15/27	590,523

1,300,000	Nationstar Mortgage Holdings, Inc.* 5.500%, 08/15/28	1,275,027

940,000	Novelis Corp.* 4.750%, 01/30/30	941,090

360,000	OI European Group, BV* 4.750%, 02/15/30	352,714

1,100,000	Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer, LLC / Reynolds Gro* 4.000%, 10/15/27	1,043,174

1,120,000	Park-Ohio Industries, Inc.^ 6.625%, 04/15/27	1,014,619

1,078,000	Patrick Industries, Inc.* 4.750%, 05/01/29	1,032,562

1,170,000	Peninsula Pacific Entertainment, LLC / Peninsula Pacific Entertainment Finance In* 8.500%, 11/15/27	1,255,878

478,000	PGT Innovations, Inc.* 4.375%, 10/01/29	461,284

213,000	Picasso Finance Sub, Inc.* 6.125%, 06/15/25	221,107

579,000	QVC, Inc. 4.375%, 09/01/28	534,052

790,000	Scientific Games International, Inc.* 5.000%, 10/15/25	808,328

PRINCIPAL AMOUNT		VALUE

450,000	Sensata Technologies, BV* 4.000%, 04/15/29	$445,153

479,000	Sensata Technologies, Inc.* 3.750%, 02/15/31	450,878

	Sinclair Television Group, Inc.*

717,000	4.125%, 12/01/30	661,031

475,000	5.500%, 03/01/30^	441,323

	Standard Industries, Inc.*

955,000	5.000%, 02/15/27	962,048

236,000	4.375%, 07/15/30^	226,093

1,965,000	Station Casinos, LLC* 4.500%, 02/15/28	1,914,185

773,000	Stericycle, Inc.* 3.875%, 01/15/29	738,702

717,000	STL Holding Company, LLC* 7.500%, 02/15/26	755,661

1,000,000	TransDigm UK Holdings, PLC 6.875%, 05/15/26	1,037,620

	TransDigm, Inc.

1,260,000	6.250%, 03/15/26*	1,303,483

700,000	7.500%, 03/15/27	727,034

478,000	Tronox, Inc.* 4.625%, 03/15/29	462,675

	United Rentals North America, Inc.

480,000	3.750%, 01/15/32	463,949

239,000	3.875%, 02/15/31^	232,996

961,000	Vertiv Group Corp.* 4.125%, 11/15/28	938,743

1,004,000	Wabash National Corp.* 4.500%, 10/15/28	974,442

615,000	Waste Pro USA, Inc.* 5.500%, 02/15/26	598,764

	WESCO Distribution, Inc.*

470,000	7.125%, 06/15/25^	492,424

235,000	7.250%, 06/15/28	252,249

		57,503,106

	Information Technology (1.8%)

478,000	Booz Allen Hamilton, Inc.*^ 4.000%, 07/01/29	472,881

500,000	CDK Global, Inc.* 5.250%, 05/15/29	520,415

1,114,000	CommScope Technologies, LLC* 6.000%, 06/15/25	1,086,150

895,000	CommScope, Inc.* 4.750%, 09/01/29	858,072

	Dell International, LLC / EMC Corp.

1,155,000	6.020%, 06/15/26µ	1,311,087

524,000	6.100%, 07/15/27	614,600

480,000	Fair Isaac Corp.* 4.000%, 06/15/28	479,045

478,000	II-VI, Inc.* 5.000%, 12/15/29	477,474

1,050,000	KBR, Inc.* 4.750%, 09/30/28	1,049,695

	MPH Acquisition Holdings, LLC*

1,050,000	5.750%, 11/01/28^	946,323

480,000	5.500%, 09/01/28	461,578

478,000	NCR Corp.* 5.125%, 04/15/29	477,493

1,552,000	Nielsen Finance, LLC / Nielsen Finance Company* 4.500%, 07/15/29	1,448,807

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

723,000	ON Semiconductor Corp.* 3.875%, 09/01/28	$718,467

	Open Text Corp.*

705,000	3.875%, 02/15/28	693,551

359,000	3.875%, 12/01/29	344,934

359,000	Open Text Holdings, Inc.* 4.125%, 12/01/31	347,516

479,000	Playtika Holding Corp.* 4.250%, 03/15/29	458,202

646,000	PTC, Inc.* 4.000%, 02/15/28	643,151

1,100,000	TTM Technologies, Inc.* 4.000%, 03/01/29	1,050,731

	Twilio, Inc.

680,000	3.625%, 03/15/29	653,976

236,000	3.875%, 03/15/31^	226,046

1,200,000	Viavi Solutions, Inc.* 3.750%, 10/01/29	1,154,844

1,100,000	ZoomInfo Technologies, LLC / ZoomInfo Finance Corp.* 3.875%, 02/01/29	1,036,222

		17,531,260

	Materials (1.6%)

600,000	Alcoa Nederland Holding, BV* 4.125%, 03/31/29	603,876

534,000	Allegheny Technologies, Inc.^ 5.875%, 12/01/27	545,043

500,000	ArcelorMittal, SA 7.000%, 10/15/39	651,095

715,000	Chemours Company* 4.625%, 11/15/29	682,189

1,530,000	Clearwater Paper Corp.*^ 4.750%, 08/15/28	1,538,568

	Commercial Metals Company

478,000	4.125%, 01/15/30	474,520

239,000	4.375%, 03/15/32	238,027

1,115,000	Constellium, SE*^ 3.750%, 04/15/29	1,055,805

650,000	First Quantum Minerals, Ltd.*^ 7.250%, 04/01/23	654,082

475,000	Freeport-McMoRan, Inc. 5.450%, 03/15/43	559,241

716,000	HB Fuller Company 4.250%, 10/15/28	712,542

957,000	Intertape Polymer Group, Inc.* 4.375%, 06/15/29	952,129

725,000	JW Aluminum Continuous Cast Company* 10.250%, 06/01/26	763,012

	Kaiser Aluminum Corp.*^

505,000	4.625%, 03/01/28	488,047

120,000	4.500%, 06/01/31	113,278

478,000	LSF11 A5 HoldCo, LLC* 6.625%, 10/15/29	469,468

1,017,000	Mercer International, Inc.^ 5.125%, 02/01/29	1,008,325

841,000	OCI, NV* 4.625%, 10/15/25	864,355

475,000	Owens-Brockway Glass Container, Inc.* 6.625%, 05/13/27	498,831

400,000	SCIL IV, LLC / SCIL USA Holdings, LLC* 5.375%, 11/01/26	404,028

PRINCIPAL AMOUNT		VALUE

1,105,000	Silgan Holdings, Inc. 4.125%, 02/01/28	$1,110,591

478,000	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc.* 5.125%, 04/01/29	483,253

750,000	Univar Solutions USA, Inc.* 5.125%, 12/01/27	765,847

480,000	Valvoline, Inc.* 3.625%, 06/15/31	440,942

		16,077,094

	Real Estate (0.5%)

764,000	EPR Properties 3.750%, 08/15/29	748,177

	Forestar Group, Inc.*

750,000	5.000%, 03/01/28	761,595

502,000	3.850%, 05/15/26	495,670

719,000	iStar, Inc. 5.500%, 02/15/26	733,517

834,000	MIWD Holdco II LLC* 5.500%, 02/01/30	827,220

	Service Properties Trust

1,250,000	4.350%, 10/01/24	1,195,787

465,000	5.250%, 02/15/26	446,846

		5,208,812

	Special Purpose Acquisition Companies (0.2%)

	Fertitta Entertainment Company*

955,000	6.750%, 01/15/30^	928,146

477,000	4.625%, 01/15/29	464,984

		1,393,130

	Utilities (0.3%)

230,000	NRG Energy, Inc. 6.625%, 01/15/27	237,811

350,000	PPL Capital Funding, Inc.^‡ 2.885%, 03/30/67 3 mo. USD LIBOR + 2.67%	324,761

250,000	Talen Energy Supply, LLC*^ 7.250%, 05/15/27	224,638

1,250,000	TerraForm Power Operating, LLC* 5.000%, 01/31/28	1,270,700

	Vistra Corp.*‡

480,000	8.000%, 02/01/66 5 year CMT + 6.93	499,171

450,000	7.000%, 02/01/66 5 year CMT + 5.74	449,361

		3,006,442

	TOTAL CORPORATE BONDS (Cost $358,309,976)	357,317,677

CONVERTIBLE BONDS (88.9%)

	Airlines (1.4%)

10,000,000	Southwest Airlines Company~ 1.250%, 05/01/25	13,618,200

	Communication Services (9.4%)

	Liberty Media Corp.

9,000,000	0.500%, 12/01/50*	12,105,630

8,550,000	1.375%, 10/15/23µ	11,812,081

4,500,000	Liberty Media Corp. / Liberty Formula One 1.000%, 01/30/23	7,421,760

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

5,250,000	Match Group Financeco 3, Inc.* 2.000%, 01/15/30	$8,238,930

16,250,000	Sea, Ltd.^ 0.250%, 09/15/26	13,698,750

	Snap, Inc.

11,750,000	0.000%, 05/01/27*^	10,083,733

5,750,000	0.750%, 08/01/26	9,362,150

10,250,000	Twitter, Inc. 0.250%, 06/15/24	10,690,647

7,400,000	Zynga, Inc. 0.250%, 06/01/24	8,988,262

		92,401,943

	Consumer Discretionary (23.9%)

5,750,000	Airbnb, Inc.*µ 0.000%, 03/15/26	5,466,583

9,000,000	Booking Holdings, Inc.^ 0.750%, 05/01/25	13,438,170

6,250,000	Burlington Stores, Inc.^ 2.250%, 04/15/25	8,129,375

8,500,000	Chegg, Inc. 0.000%, 09/01/26	6,883,725

2,500,000	Dick’s Sporting Goods, Inc.µ 3.250%, 04/15/25	8,934,675

	DISH Network Corp.

5,750,000	3.375%, 08/15/26µ	5,338,818

5,250,000	0.000%, 12/15/25µ	5,096,280

2,182,000	2.375%, 03/15/24^~	2,095,876

11,500,000	DraftKings, Inc.*µ 0.000%, 03/15/28	8,748,740

12,750,000	Etsy, Inc.µ^ 0.125%, 09/01/27	14,179,785

16,750,000	Ford Motor Company*µ 0.000%, 03/15/26	22,736,952

5,500,000	LCI Industriesµ 1.125%, 05/15/26	5,410,405

4,229,000	MakeMyTrip, Ltd.* 0.000%, 02/15/28	4,250,949

11,250,000	Marriott Vacations Worldwide Corp.* 0.000%, 01/15/26	12,541,950

12,250,000	NCL Corp. Ltd- Class C*^ 1.125%, 02/15/27	11,552,853

4,500,000	RH 0.000%, 09/15/24	8,682,525

15,250,000	Royal Caribbean Cruises, Ltd.~ 4.250%, 06/15/23	19,512,222

5,750,000	Shake Shack, Inc.* 0.000%, 03/01/28	4,718,910

1,885,000	Tesla, Inc. 2.000%, 05/15/24	28,602,462

3,500,000	Under Armour, Inc. 1.500%, 06/01/24	5,977,860

15,000,000	Vail Resorts, Inc.^ 0.000%, 01/01/26	15,038,250

12,500,000	Wayfair, Inc. 0.625%, 10/01/25	10,952,875

6,000,000	Winnebago Industries, Inc. 1.500%, 04/01/25	7,215,000

		235,505,240

	Energy (2.0%)

3,250,000	EQT Corp.µ 1.750%, 05/01/26	5,291,943

PRINCIPAL AMOUNT		VALUE

7,000,000	Pioneer Natural Resources Company 0.250%, 05/15/25	$14,497,910

	SunEdison, Inc.

9,411,000	0.250%, 01/15/49*	149,541

898,000	2.000%, 10/01/49	14,269

		19,953,663

	Financials (1.1%)

5,500,000	Realogy Group, LLC / Realogy Co-Issuer Corp.* 0.250%, 06/15/26	5,298,205

5,750,000	SoFi Technologies, Inc.* 0.000%, 10/15/26	5,372,225

		10,670,430

	Health Care (13.7%)

5,500,000	Alphatec Holdings, Inc.*µ 0.750%, 08/01/26	5,110,490

2,750,000	CONMED Corp. 2.625%, 02/01/24	4,466,990

12,250,000	CryoPort, Inc.*^ 0.750%, 12/01/26	9,937,445

14,000,000	Dexcom, Inc.^ 0.250%, 11/15/25	14,929,180

2,426,000	Envista Holdings Corp.µ 2.375%, 06/01/25	5,184,629

6,750,000	Exact Sciences Corp.µ 0.375%, 03/15/27	6,707,812

5,750,000	Halozyme Therapeutics, Inc.*µ 0.250%, 03/01/27	4,940,515

4,500,000	Insulet Corp.µ 0.375%, 09/01/26	5,725,350

9,000,000	Integra LifeSciences Holdings Corp.µ 0.500%, 08/15/25	9,639,270

9,950,000	Jazz Investments I, Ltd.µ^ 2.000%, 06/15/26	11,683,290

10,250,000	NeoGenomics, Inc. 0.250%, 01/15/28	7,583,155

4,000,000	NuVasive, Inc. 0.375%, 03/15/25	3,819,400

8,500,000	Omnicell, Inc. 0.250%, 09/15/25	13,688,400

8,000,000	Pacira BioSciences, Inc. 0.750%, 08/01/25	9,084,320

6,470,000	Repligen Corp. 0.375%, 07/15/24	11,655,964

1,675,000	Sarepta Therapeutics, Inc. 1.500%, 11/15/24	2,119,863

6,750,000	Tandem Diabetes Care, Inc.* 1.500%, 05/01/25	8,582,895

		134,858,968

	Industrials (5.2%)

3,750,000	Air Transport Services Group, Inc.^ 1.125%, 10/15/24	4,027,050

3,650,000	Atlas Air Worldwide Holdings, Inc.µ 1.875%, 06/01/24	5,223,661

11,250,000	JetBlue Airways Corp.*µ 0.500%, 04/01/26	10,704,712

5,500,000	John Bean Technologies Corp.*µ^ 0.250%, 05/15/26	5,644,320

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

4,250,000	Middleby Corp. 1.000%, 09/01/25	$6,408,660

20,000,000	Uber Technologies, Inc.^ 0.000%, 12/15/25	18,697,800

		50,706,203

	Information Technology (29.7%)

9,250,000	Bentley Systems, Inc.*µ^ 0.125%, 01/15/26	8,780,193

	Bill.com Holdings, Inc.µ

10,750,000	0.000%, 04/01/27*^	9,708,540

2,750,000	0.000%, 12/01/25	3,864,080

6,250,000	Camtek Ltd.* 0.000%, 12/01/26	6,020,750

5,750,000	Confluent, Inc.* 0.000%, 01/15/27	5,648,915

9,750,000	Coupa Software, Inc.^ 0.125%, 06/15/25	10,907,910

4,500,000	CyberArk Software, Ltd.^ 0.000%, 11/15/24	5,025,105

4,250,000	Datadog, Inc.~ 0.125%, 06/15/25	7,269,243

6,000,000	DigitalOcean Holdings, Inc.*^ 0.000%, 12/01/26	4,853,160

	Enphase Energy, Inc.*µ

5,750,000	0.000%, 03/01/26	5,287,988

5,750,000	0.000%, 03/01/28^	5,264,355

5,750,000	Five9, Inc.µ 0.500%, 06/01/25	6,728,190

13,750,000	Microchip Technology, Inc.^ 0.125%, 11/15/24	16,249,200

4,500,000	MongoDB, Inc.~ 0.250%, 01/15/26	9,065,790

	Okta, Inc.

7,500,000	0.125%, 09/01/25	9,394,275

4,000,000	0.375%, 06/15/26	4,466,200

17,000,000	ON Semiconductor Corp.*^ 0.000%, 05/01/27	22,632,100

8,500,000	Palo Alto Networks, Inc. 0.750%, 07/01/23	16,662,295

6,000,000	Perficient, Inc.* 0.125%, 11/15/26	5,334,060

2,000,000	Q2 Holdings, Inc. 0.750%, 06/01/26	2,051,100

11,250,000	Repay Holdings Corp.* 0.000%, 02/01/26	9,713,362

	RingCentral, Inc.^

4,380,000	0.000%, 03/15/26	3,776,655

3,870,000	0.000%, 03/01/25	3,544,765

	Shift4 Payments, Inc.*^

13,750,000	0.000%, 12/15/25	13,823,150

720,000	0.500%, 08/01/27	611,006

1,824,000	Shopify, Inc.^ 0.125%, 11/01/25	1,952,136

7,750,000	Silicon Laboratories, Inc.^ 0.625%, 06/15/25	11,413,967

11,500,000	Splunk, Inc.^ 1.125%, 06/15/27	10,489,380

10,250,000	Square, Inc.µ 0.125%, 03/01/25	12,819,675

10,000,000	Tyler Technologies, Inc.*^ 0.250%, 03/15/26	11,382,000

12,250,000	Unity Software, Inc.* 0.000%, 11/15/26	10,289,877

8,000,000	Wix.com, Ltd.^ 0.000%, 08/15/25	6,966,000

PRINCIPAL AMOUNT		VALUE

5,250,000	Workday, Inc. 0.250%, 10/01/22	$9,071,895

10,000,000	Zendesk, Inc. 0.625%, 06/15/25	11,539,400

5,250,000	Zscaler, Inc.µ 0.125%, 07/01/25	9,482,183

		292,088,900

	Materials (2.5%)

4,000,000	Allegheny Technologies, Inc.µ 3.500%, 06/15/25	5,650,000

5,500,000	Ivanhoe Mines, Ltd.*µ 2.500%, 04/15/26	7,507,280

4,991,000	Lithium Americas Corp.* 1.750%, 01/15/27	4,423,224

6,306,000	MP Materials Corp.* 0.250%, 04/01/26	7,382,939

		24,963,443

	TOTAL CONVERTIBLE BONDS (Cost $772,020,751)	874,766,990

BANK LOANS (4.3%) ¡

	Airlines (0.2%)

800,000	AAdvantage Loyalty IP, Ltd.‡ 5.500%, 04/20/28 3 mo. LIBOR + 4.75%	831,556

1,191,000	United Airlines, Inc.‡ 4.500%, 04/21/28 3 mo. LIBOR + 3.75%	1,194,305

		2,025,861

	Communication Services (0.9%)

1,270,750	Clear Channel Outdoor Holdings, Inc.‡ 3.605%, 08/21/26 3 mo. LIBOR + 3.50%	1,255,107

2,239,250	DIRECTV Financing, LLC‡ 5.750%, 08/02/27 3 mo. LIBOR + 5.00%	2,245,206

1,245,340	Frontier Communications Corp.‡ 4.500%, 05/01/28 3 mo. LIBOR + 3.75%	1,245,340

860,484	iHeartCommunications, Inc.‡ 3.105%, 05/01/26 1 mo. LIBOR + 3.00%	857,258

2,297,500	Intelsat Jackson Holdings, SA 8.625%, 01/02/24	2,298,224

490,000	Intelsat Jackson Holdings, SA! 0.000%, 01/02/24	490,154

6,069	Intelsat Jackson Holdings, SA‡ 8.750%, 01/02/24 3 mo. PRIME + 5.50%	6,071

455,000	Nexstar Broadcasting, Inc.‡ 2.602%, 09/18/26 1 mo. LIBOR + 2.50%	454,147

		8,851,507

	Consumer Discretionary (0.8%)

305,816	Life Time Fitness, Inc.‡ 5.750%, 12/16/24 3 mo. LIBOR + 4.75%	309,257

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

1,682,288	Petco Health and Wellness Company, Inc.‡ 4.000%, 03/03/28 3 mo. LIBOR + 3.25%	$1,682,952

2,429,047	PetSmart, Inc.‡ 4.500%, 02/11/28 6 mo. LIBOR + 3.75%	2,428,670

1,102,931	Rent-A-Center, Inc.‡ 3.750%, 02/17/28 1 mo. LIBOR + 3.25%	1,102,931

718,712	TKC Holdings, Inc.‡ 6.500%, 05/15/28 3 mo. LIBOR + 5.50%	720,509

396,476	TKC Holdings, Inc.! 0.000%, 05/15/28	397,467

1,606,500	WW International, Inc.‡ 4.000%, 04/13/28 1 mo. LIBOR + 3.50%	1,557,903

		8,199,689

	Consumer Staples (0.0%)

166,773	United Natural Foods, Inc.‡ 3.355%, 10/22/25 1 mo. LIBOR + 3.25%	167,008

	Financials (0.2%)

1,990,000	Jazz Financing Lux S.a.r.l.‡ 3.605%, 05/05/28 1 mo. LIBOR + 3.50%	1,993,244

269,862	Level 3 Financing, Inc.‡ 1.855%, 03/01/27 1 mo. LIBOR + 1.75%	265,752

		2,258,996

	Health Care (0.8%)

2,398,959	Amneal Pharmaceuticals LLC‡ 3.625%, 05/04/25 1 mo. LIBOR + 3.50%	2,381,459

751,373	Icon Luxembourg Sarl‡ 2.750%, 07/03/28 3 mo. LIBOR + 2.25%	750,715

187,205	Icon Luxembourg Sarl‡ 2.750%, 07/03/28 3 mo. LIBOR + 2.25%	187,041

1,030,640	Mallinckrodt International Finance S.A.‡ 6.000%, 09/24/24 3 mo. LIBOR + 5.25%	967,086

988,235	Padagis, LLC‡ 5.250%, 07/06/28 3 mo. LIBOR + 4.75%	987,929

2,172,451	Team Health Holdings, Inc.‡ 3.750%, 02/06/24 1 mo. LIBOR + 2.75%	2,103,476

		7,377,706

	Industrials (0.7%)

477,600	ACProducts, Inc.‡ 4.750%, 05/17/28 6 mo. LIBOR + 4.25%	475,766

615,000	Air Canada‡ 4.250%, 08/11/28 3 mo. LIBOR + 3.50%	617,946

PRINCIPAL AMOUNT		VALUE

972,911	BW Gas & Convenience Holdings, LLC‡ 4.000%, 03/31/28 1 mo. LIBOR + 3.50%	$974,127

1,007,139	Dun & Bradstreet Corp.‡ 3.358%, 02/06/26 1 mo. LIBOR + 3.25%	1,004,445

866,461	Granite Holdings US Acquisition Company‡ 4.224%, 09/30/26 3 mo. LIBOR + 4.00%	866,461

569,422	RegionalCare Hospital Partners Holdings, Inc.‡ 3.855%, 11/16/25 1 mo. LIBOR + 3.75%	568,787

1,572,328	Scientific Games International, Inc.‡ 2.840%, 08/14/24 1 mo. LIBOR + 2.75%	1,569,482

267,458	TransDigm, Inc.‡ 2.355%, 12/09/25 1 mo. LIBOR + 2.25%	265,066

		6,342,080

	Information Technology (0.6%)

1,357,500	AP Core Holdings II, LLC‡ 6.250%, 09/01/27 1 mo. LIBOR + 5.50%	1,371,503

993,530	Banff Merger Sub Inc‡ 3.974%, 10/02/25 3 mo. LIBOR + 3.75%	991,379

1,176,000	Camelot U.S. Acquisition 1 Co.‡ 3.105%, 10/30/26 1 mo. LIBOR + 3.00%	1,173,795

633,600	Camelot U.S. Acquisition 1 Co.‡ 4.000%, 10/30/26 1 mo. LIBOR + 3.00%	633,400

1,345,000	VFH Parent LLC‡ 3.500%, 01/13/29 SOFRTE + 3.00%	1,345,000

		5,515,077

	Materials (0.1%)

717,225	Innophos, Inc.‡ 3.855%, 02/05/27 1 mo. LIBOR + 3.75%	717,074

490,000	LSF11 A5 HoldCo, LLC‡ 4.250%, 10/15/28 SOFR + 3.75%	490,919

		1,207,993

	Special Purpose Acquisition Company (0.0%)

245,000	Fertitta Entertainment, LLC! 0.000%, 01/27/29	246,072

	TOTAL BANK LOANS (Cost $42,297,648)	42,191,989

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

NUMBER OF SHARES		VALUE

CONVERTIBLE PREFERRED STOCKS (15.2%)

	Communication Services (0.8%)

7,750	2020 Cash Mandatory Exchangeable Trust* 5.250%, 06/01/23	$7,730,199

	Consumer Discretionary (1.2%)

78,610	Aptiv, PLCµ 5.500%, 06/15/23	12,245,866

	Energy (0.0%)

26	Gulfport Energy Operating Corp. 10.000%, 15.00% PIK rate	118,300

	Financials (1.4%)

4,600	Bank of America Corp.µ‡‡ 7.250%	6,476,800

83,355	KKR & Company, Inc.µ^ 6.000%, 09/15/23	7,398,590

		13,875,390

	Health Care (3.9%)

113,945	Avantor, Inc.µ 6.250%, 05/15/22	13,012,519

70,970	Boston Scientific Corp.µ 5.500%, 06/01/23	8,270,844

9,125	Danaher Corp. 4.750%, 04/15/22	17,394,531

		38,677,894

	Industrials (0.8%)

73,760	Stanley Black & Decker, Inc.^ 5.250%, 11/15/22	7,698,331

	Information Technology (2.9%)

15,360	Broadcom, Inc.~ 8.000%, 09/30/22	28,133,683

	Utilities (4.2%)

141,020	AES Corp.^ 6.875%, 02/15/24	12,839,871

68,300	Dominion Energy, Inc.µ 7.250%,	6,967,966

	NextEra Energy, Inc.

177,495	6.219%, 09/01/23^	9,121,468

138,185	4.872%, 09/01/22	8,036,840

77,785	5.279%, 03/01/23	3,966,257

		40,932,402

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $121,433,748)	149,412,065

PREFERRED STOCKS (0.4%)

	Consumer Discretionary (0.1%)

6,122	Guitar Center, Inc.	762,189

	Energy (0.3%)

49,620	NuStar Energy, LP‡ 7.625%, 3 mo. USD LIBOR + 5.64%	1,090,647

NUMBER OF SHARES		VALUE

26,544	NuStar Energy, LP^‡ 6.969%, 3 mo. USD LIBOR + 6.77%	$653,248

43,000	NuStar Logistics, LP‡ 6.975%, 01/15/43 3 mo. USD LIBOR + 6.73%	1,084,030

		2,827,925

	Financials (0.0%)

19,232	B Riley Financial, Inc.^ 5.250%, 08/31/28	476,569

	TOTAL PREFERRED STOCKS (Cost $4,259,201)	4,066,683

COMMON STOCKS (0.6%)

	Communication Services (0.0%)

20,285	Altice USA, Inc. - Class A#	292,510

8,183	Cumulus Media, Inc. - Class A#	83,876

1	Frontier Communications Parent, Inc.#	26

		376,412

	Energy (0.6%)

40,024	Calfrac Well Services, Ltd.#	171,503

8,836	Chaparral Energy, Inc. - Class A&#	415,292

2,869	Chesapeake Energy Corp.^	195,580

1,875	Chevron Corp.	246,244

1,931	Denbury, Inc.^#	145,095

23,595	Diamond Offshore Drilling, Inc.&#	130,952

67,000	Energy Transfer, LP	641,190

39,795	Enterprise Products Partners, LP~	940,754

6,644	EP Energy Corp.&#	593,808

465	Gulfport Energy Corp.&#	30,428

12,830	Magellan Midstream Partners, LP	627,002

10,122	Ranger Oil Corp. - Class A^#	313,883

3,615	Schlumberger, NV	141,238

15,995	Superior Energy Services, Inc.*&#	695,782

13,774	Weatherford International, PLC#	413,220

8,500	Williams Companies, Inc.^	254,490

		5,956,461

	TOTAL COMMON STOCKS (Cost $7,739,579)	6,332,873

WARRANTS (0.1%) #

	Energy (0.1%)

3,152	Chesapeake Energy Corp. 02/09/26, Strike $31.49	123,874

2,837	Chesapeake Energy Corp. 02/09/26, Strike $27.08	120,317

1,751	Chesapeake Energy Corp. 02/09/26, Strike $35.46	61,688

4,875	Denbury, Inc. 09/18/25, Strike $32.59	209,722

1,776	Denbury, Inc. 09/18/23, Strike $35.41	72,807

47,739	Mcdermott International, Ltd.& 06/30/27, Strike $15.98	5

42,965	Mcdermott International, Ltd.& 06/30/27, Strike $12.33	$4

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

		VALUE

	TOTAL WARRANTS (Cost $1,041,212)	$588,417

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

PURCHASED OPTION (0.4%) #

	Consumer Discretionary (0.4%)

300	Tesla, Inc.

28,101,600	Put, 06/17/22, Strike $900.00 (Cost $3,455,299)	3,539,250

TOTAL INVESTMENTS (146.2%) (Cost $1,310,557,414)		1,438,215,944

MANDATORY REDEEMABLE PREFERRED SHARES, AT LIQUIDATION VALUE (-13.5%)		(133,000,000)

LIABILITIES, LESS OTHER ASSETS (-32.7%)		(321,571,961)

NET ASSETS (100.0%)		$983,643,983

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

WRITTEN OPTION (-0.2%) #

	Consumer Discretionary (-0.2%)

180	Tesla, Inc.

16,860,960	Call, 12/16/22, Strike $1,300.00 (Premium $2,187,621)	(1,913,850)

NOTES TO SCHEDULE OF INVESTMENTS

*

Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

µ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $266,095,889.
^	Security, or portion of security, is on loan.
&	Illiquid security.
@	In default status and considered non-income producing.
‡	Variable rate security. The rate shown is the rate in effect at January 31, 2022.
~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $29,624,675.
¡	Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.
!

This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.

‡‡	Perpetual maturity.
#	Non-income producing security.

Note: The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Note 1 – Organization and Significant Accounting Policies

Organization. Calamos Convertible Opportunities and Income Fund (the “Fund”) was organized as a Delaware statutory trust on April 17, 2002 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on June 26, 2002.

Significant Accounting Policies. The Schedules of Investments have been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies. The following summarizes the significant accounting policies of the Fund:

Fund Valuation. The valuation of the Fund’s investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time each Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time the Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued either by an independent pricing agent approved by the board of trustees or based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s net asset value (“NAV”).

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Note 2 – Investments

The cost basis of investments for federal income tax purposes at January 31, 2022 was as follows:*

Cost basis of investments	$1,308,369,793

Gross unrealized appreciation	187,782,246
Gross unrealized depreciation	(59,849,945)

Net unrealized appreciation (depreciation)	$127,932,301

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Note 3 – Mandatory Redeemable Preferred Shares

The Fund issued MRPS on August 24, 2021 and September 6, 2017. On August 24, 2021, 2,650,000 MRPS were issued with an aggregate liquidation preference of $66.25 million. Of the 2,650,000 MRPS that were issued, 1,330,000 MRPS with an aggregate liquidation preference of $33.25 million have a delayed funding date of May 4, 2022. On September 6, 2017, 4,000,000 MRPS were issued with an aggregate liquidation preference of $100.0 million. Offering costs incurred by the Fund in connection with the MRPS issuance are aggregated with the outstanding liability and are being amortized to Interest expense and amortization of offering costs on MRPS over the respective life of each series of MRPS and shown in the Statement of Operations.

The MRPS are divided into five series with different mandatory redemption dates and dividend rates. The table below summarizes the key terms of each series of the MRPS at January 31, 2022.

Series	Term Redemption Date	Dividend Rate	Shares (000’s)	Liquidation Preference Per Share	Aggregate Liquidation Preference
Series A	9/06/22	3.70%	1,330	$25	$33,250,000
Series B	9/06/24	4.00%	1,330	$25	$33,250,000
Series C	9/06/27	4.24%	1,340	$25	$33,500,000
Series D	8/24/26	2.45%	1,320	$25	$33,000,000
Series E*	5/24/27	2.68%	1,330	$25	$33,250,000
				Total	$166,250,000

*Series E MRPS were issued on August 24, 2021, with a delayed funding date of May 24, 2022. Series E MRPS are not included on the Statement of Assets and Liabilities.

The MRPS are not listed on any exchange or automated quotation system. The MRPS are considered debt of the issuer; therefore, the liquidation preference, which approximates fair value of the MRPS, is recorded as a liability in the Statement of Assets and Liabilities net of deferred offering costs. The MRPS are categorized as Level 2 within the fair value hierarchy.

Previously, Series A. B, and C of the MRPS had been assigned a rating of “AA” by Fitch Ratings, Inc. (“Fitch”). As of December 17, 2020, Kroll Bond Rating Agency LLC (“Kroll”) replaced Fitch as the rating agency for the MRPS. Series A, B, and C of the MRPS have been assigned a rating of ‘AA-’ by Kroll. As of August 24, 2021, Series D and E of the MRPS have been assigned a rating of ‘AA-’ by Kroll. If the ratings of the MRPS are downgraded, the Fund’s dividend expense may increase, as described below.

Holders of MRPS are entitled to receive monthly cumulative cash dividends payable on the first business day of each month. The MRPS currently are rated “AA-” by Kroll. If on the first day of a monthly dividend period the MRPS of any class are rated lower than “A” by Kroll, the dividend rate for such period shall be increased by 0.5%, 2.0% or 4.0% according to an agreed upon schedule. The MRPS’ dividend rate is also subject to increase during periods when the Fund has not made timely payments to MRPS holders and/or the MRPS do not have a current credit rating, subject to various terms and conditions. Dividends accrued and paid to the shareholders of MRPS are included in “Interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares” within the Statement of Operations.

The MRPS rank junior to the Fund’s borrowings under the SSB Agreement and senior to the Fund’s outstanding common stock. The Fund may, at its option, subject to various terms and conditions, redeem the MRPS, in whole or in part, at the liquidation preference amount plus all accumulated but unpaid dividends, plus a make whole premium equal to the discounted value of the remaining scheduled payments. Each class of MRPS is subject to mandatory redemption on the term redemption date specified in the table above. Periodically, the Fund is subject to an overcollateralization test based on applicable rating agency criteria (the “OC Test”) and an asset coverage test with respect to its outstanding senior securities (the “AC Test”). The Fund may be required to redeem MRPS before their term redemption date if it does not comply with one or both tests. So long as any MRPS are outstanding, the Fund may not declare, pay or set aside for payment cash dividends or other distributions on shares of its common stock unless (1) the Fund has satisfied the OC Test on at least one testing date in the preceding 65 days, (2) immediately after such transaction, the Fund would comply with the AC Test, (3) full cumulative dividends on the MRPS due on or prior to the date of such transaction have been declared and paid and (4) the Fund has redeemed all MRPS required to have been redeemed on such date or has deposited funds sufficient for such redemption, subject to certain grace periods and exceptions.

Except as otherwise required pursuant to the Fund’s governing documents or applicable law, the holders of the MRPS have one vote per share and vote together with the holders of common stock of the Fund as a single class except on matters affecting only the holders of MRPS or the holders of common stock. Pursuant to the 1940 Act, holders of the MRPS have the right to elect at least two trustees of the Fund, voting separately as a class. Except during any time when the Fund has failed to make a dividend or redemption payment in respect of MRPS outstanding, the holders of MRPS have agreed to vote in accordance with the recommendation of the board of trustees on any matter submitted to them for their vote or to the vote of shareholders of the Fund generally.